IMPAIRMENT OF ASSETS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognized in profit or loss	$ 144,154	$ 15,322
Machinery [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Opening balance	11,798	8,088
Impairment loss recognized in profit or loss	13,823	5,649
Reverse of impairment recognized loss in profit or loss	(7,691)	(2,112)
Increase (decrease) in foreign exchange	155	173
Closing balance	$ 18,085	$ 11,798